14. SEGMENT FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
Notes
14. SEGMENT FINANCIAL INFORMATION:

14.SEGMENT FINANCIAL INFORMATION:

The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

Prior to 2018, the Company had seven divisions which comprised its operations: Division I through Division V, Division VII and Division VIII. Each division consisted of a number of branch offices that were aggregated based on vice president responsibility and geographical location. Division I consisted of offices located in South Carolina. Offices in North Georgia comprised Division II and Division III consisted of offices in South Georgia. Division IV represented our Alabama offices, Division V represented our Mississippi offices, Division VII represented our Tennessee offices and Division VIII represented our Louisiana offices. During the first quarter of 2018, the Company separated Division II and Division III, which together encompassed operations in Georgia, into three separate divisions, creating Division IX under a newly appointed vice president. The following division financial data has been retrospectively presented to give effect to the current structure. The change in reporting structure had no impact on the previously reported consolidated results.

Accounting policies of the divisions are the same as those of the Company described in the summary of significant accounting policies. Performance of each division is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the any division.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2019 followed by a reconciliation to consolidated Company data.

Year 2019	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 32.3	$ 29.0	$ 26.9	$ 32.4	$ 19.0	$ 18.8	$ 15.9	$ 26.1	$ 200.4
Insurance Income	5.3	6.8	8.1	4.4	3.5	3.2	3.7	6.7	41.7
Other	.1	1.1	1.0	1.1	.7	.5	.5	1.0	6.0
	37.7	36.9	36.0	37.9	23.2	22.5	20.1	33.8	248.1

Expenses:
Interest Cost	2.8	3.0	2.8	3.3	1.8	1.8	1.5	2.7	19.7
Provision for Loan Losses	8.4	6.1	5.9	8.2	5.0	5.9	4.1	6.1	49.7
Depreciation	.5	.4	.3	.5	.4	.4	.4	.5	3.4
Other	13.3	12.8	12.5	14.2	10.3	9.8	10.1	13.1	96.1
	25.0	22.3	21.5	26.2	17.5	17.9	16.1	22.4	168.9

Division Profit	$ 12.7	$ 14.6	$ 14.5	$ 11.7	$ 5.7	$ 4.6	$ 4.0	$ 11.4	$ 79.2

Division Assets:
Net Receivables	$ 100.3	$ 103.1	$ 99.4	$ 116.4	$ 63.2	$ 67.8	$ 54.8	$ 92.4	$ 697.4
Cash	.2	.3	.4	.4	.3	.2	.2	.3	2.3
Net Fixed Assets	1.0	1.0	.7	1.4	1.6	1.4	.9	1.1	9.1
Other Assets	3.5	4.8	3.4	5.4	3.2	3.7	3.2	4.4	31.6
Total Division Assets	$ 105.0	$ 109.2	$ 103.9	$ 123.6	$ 68.3	$ 73.1	$ 59.1	$ 98.2	$ 740.4

RECONCILIATION:	2019
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 248.1
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.4
Timing difference of insurance income allocation to divisions	7.7
Other revenues not allocated to divisions	.0
Consolidated Revenues (1)	$ 263.3

Net Income:
Total profit or loss for reportable divisions	$ 79.2
Corporate earnings not allocated	15.2
Corporate expenses not allocated	(77.3)
Consolidated Income Before Income Taxes	$ 17.1

Assets:
Total assets for reportable divisions	$ 740.4
Loans held at corporate level	2.4
Unearned insurance at corporate level	(31.6)
Allowance for loan losses at corporate level	(53.0)
Cash and cash equivalents held at corporate level	56.1
Investment securities at corporate level	204.9
Equity method investment at corporate level	.0
Fixed assets at corporate level	6.3
Other assets at corporate level	13.7
Consolidated Assets	$ 939.2

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2018 followed by a reconciliation to consolidated Company data.

Year 2018	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 26.2	$ 26.3	$ 24.5	$ 29.7	$ 17.0	$ 13.1	$ 13.0	$ 22.9	$ 172.7
Insurance Income	4.4	6.0	7.6	4.2	3.2	2.5	3.0	6.2	37.1
Other	.1	1.0	1.1	1.0	.6	.4	.5	1.0	5.7
	30.7	33.3	33.2	34.9	20.8	16.0	16.5	30.1	215.5

Expenses:
Interest Cost	1.9	2.2	2.1	2.5	1.3	1.1	1.0	1.9	14.0
Provision for Loan Losses	5.4	4.9	5.4	7.1	3.8	3.8	3.1	5.1	38.6
Depreciation	.5	.5	.3	.5	.3	.3	.3	.5	3.2
Other	12.6	12.2	12.0	13.2	9.5	8.2	8.8	12.0	88.5
	20.4	19.8	19.8	23.3	14.9	13.4	13.2	19.5	144.3

Division Profit	$ 10.3	$ 13.5	$ 13.4	$ 11.6	$ 5.9	$ 2.6	$ 3.3	$ 10.6	$ 71.2

Division Assets:
Net Receivables	$ 85.0	$ 95.3	$ 88.2	$ 105.4	$ 55.0	$ 53.8	$ 44.4	$ 82.9	$ 610.0
Cash	.3	.4	.4	.4	.3	.2	.3	.3	2.6
Net Fixed Assets	1.0	1.1	.7	1.4	.9	1.0	.7	1.1	7.9
Other Assets	-	-	.1	.2	.1	-	.1	.1	.6
Total Division Assets	$ 86.3	$ 96.8	$ 89.4	$ 107.4	$ 56.3	$ 55.0	$ 45.5	$ 84.4	$ 621.1

RECONCILIATION:	2018
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 215.5
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.2
Timing difference of insurance income allocation to divisions	7.2
Other revenues not allocated to divisions	.1
Consolidated Revenues (1)	$ 230.1

Net Income:
Total profit or loss for reportable divisions	$ 71.2
Corporate earnings not allocated	14.5
Corporate expenses not allocated	(65.2)
Consolidated Income Before Income Taxes	$ 20.5

Assets:
Total assets for reportable divisions	$ 621.1
Loans held at corporate level	2.4
Unearned insurance at corporate level	(27.3)
Allowance for loan losses at corporate level	(43.0)
Cash and cash equivalents held at corporate level	11.4
Investment securities at corporate level	213.0
Equity method investment at corporate level	-
Fixed assets at corporate level	7.5
Other assets at corporate level	11.3
Consolidated Assets	$ 796.4

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2017 followed by a reconciliation to consolidated Company data.

Year 2017	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 21.3	$ 24.4	$ 23.0	$ 27.3	$ 14.7	$ 9.5	$ 10.8	$ 20.3	$ 151.3
Insurance Income	3.5	7.1	7.9	4.0	2.9	2.0	2.6	6.5	36.5
Other	.1	.7	.7	.8	.5	.3	.5	.8	4.4
	24.9	32.2	31.6	32.1	18.1	11.8	13.9	27.6	192.2

Expenses:
Interest Cost	1.6	2.2	2.1	2.3	1.2	.8	.9	1.7	12.8
Provision for Loan Losses	4.9	5.7	5.4	7.0	3.2	3.3	2.9	6.0	38.4
Depreciation	.4	.5	.3	.4	.3	.3	.3	.5	3.0
Other	11.8	12.0	11.4	12.7	8.9	6.9	8.1	11.9	83.7
	18.7	20.4	19.2	22.4	13.6	11.3	12.2	20.1	137.9

Division Profit	$ 6.2	$ 11.8	$ 12.4	$ 9.7	$ 4.5	$ .5	$ 1.7	$ 7.5	$ 54.3

Division Assets:
Net Receivables	$ 64.9	$ 82.4	$ 77.7	$ 92.8	$ 47.7	$ 36.8	$ 35.9	$ 68.5	$ 506.7
Cash	.4	.5	.6	.5	.4	.2	.3	.4	3.3
Net Fixed Assets	1.1	1.5	.9	1.3	.8	1.0	.8	1.4	8.8
Other Assets	-	-	-	.4	.2	-	-	-	.6
Total Division Assets	$ 66.4	$ 84.4	$ 79.2	$ 95.0	$ 49.1	$ 38.0	$ 37.0	$ 70.3	$ 519.4

RECONCILIATION:	2017
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 192.2
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	6.6
Timing difference of insurance income allocation to divisions	5.8
Other revenues not allocated to divisions	1.0
Consolidated Revenues (1)	$ 205.7

Net Income:
Total profit or loss for reportable divisions	$ 54.3
Corporate earnings not allocated	13.5
Corporate expenses not allocated	(50.3)
Consolidated Income Before Income Taxes	$ 17.5

Assets:
Total assets for reportable divisions	$ 519.4
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(42.5)
Cash and cash equivalents held at corporate level	31.9
Investment securities at corporate level	209.6
Equity method investment at corporate level	-
Fixed assets at corporate level	6.7
Other assets at corporate level	11.6
Consolidated Assets	$ 718.2

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.